Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) In Millions	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements Other Receivables USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Derivatives designated as hedging instruments and other Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency long-term-debt USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency long-term-debt JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency long-term-debt Other Receivables USD ($)	Mar. 31, 2011 Derivatives designated as hedging instruments and other Foreign currency long-term-debt Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other Receivables USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other Receivables JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities JPY (¥)
Derivatives, Fair Value [Line Items]
Notional amount	$ 3,321	¥ 276,132	¥ 170,193							$ 1,964	¥ 163,342	¥ 171,681							$ 2,158	¥ 179,429	¥ 207,049							$ 236	¥ 19,616			$ 38	¥ 3,129	¥ 9,096						$ 2,738	¥ 227,640	¥ 379,754							$ 121	¥ 10,073	¥ 10,567							¥ 21,690			$ 433	¥ 36,027	¥ 48,490							$ 1,492	¥ 124,034
Asset derivatives Fair value				25	2,070	191							13	1,075	834							157	13,072	12,671						0					0	1							19	1,558	1,241							20	1,694	1,053					555					1	49	528						42	3,467
Liability derivatives Fair value							$ 15	¥ 1,273	¥ 2,862							$ 42	¥ 3,509	¥ 4,968							$ 383	¥ 31,830	¥ 22,053				$ 0						$ 1	¥ 47	¥ 94							$ 18	¥ 1,459	¥ 769							$ 20	¥ 1,651	¥ 1,000			¥ 189							$ 3	¥ 236	¥ 40					$ 25	¥ 2,071